Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss before income taxes	$ (5,988,833)	$ (19,720,981)	$ (13,431,975)
Tax calculated at the domestic tax rate of 25%	(1,497,208)	(4,930,245)	(3,357,994)
Tax effect of expenses not deductible for tax purposes	1,641,239	5,334,201	2,271,844
Tax effect of share of profit and loss of operating joint ventures	0	612,001	2,061,968
Tax effect of non-taxable income	(144,020)	(6)	(106)
Income tax expense	$ 11	$ 1,015,951	$ 975,712